Note 7 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Gross	$ 39,268	$ 39,268	$ 37,057
Less: accumulated depreciation	(34,791)	(31,685)	(22,645)
Property and equipment, net	4,477	7,583	14,412
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	2,435	2,435	2,435
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	10,337	10,337	10,337
Computer Equipment [Member]
Property, Plant and Equipment, Gross	$ 26,496	$ 26,496	$ 24,285